64731 8/00
PROSPECTUS SUPPLEMENT
dated September 11, 2000 to:
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Putnam International Growth Fund (the "fund")
Prospectus dated October 30, 1999

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

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Manager                  Since  Experience
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Omid Kamshad             1996   1996 -- Present      Putnam Management
Managing Director               Prior to Jan. 1996   Lombard Odier International
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Justin M. Scott          1991   1988 -- Present      Putnam Management
Managing Director
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Paul C. Warren           1999   1997 -- Present      Putnam Management
Managing Director               Prior to May 1997    IDS Fund Management
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Joshua L. Byrne          2000   1993 -- Present      Putnam Management
Senior Vice President
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Stephen Oler             2000   1997 -- Present      Putnam Management
Senior Vice President           Prior to June 1997   Templeton Investments
                                Prior to March 1996  Baring Asset Management Co.
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